CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	Heights convertible notes	Kreos OCABSA	Kreos A & B BSA	Kreos & Claret financing	Other equity agreement	SHARE CAPITAL	SHARE CAPITAL Heights convertible notes	SHARE CAPITAL Kreos OCABSA	SHARE CAPITAL Kreos A & B BSA	SHARE CAPITAL Other equity agreement	PREMIUMS RELATED TO SHARE CAPITAL	PREMIUMS RELATED TO SHARE CAPITAL Heights convertible notes	PREMIUMS RELATED TO SHARE CAPITAL Kreos OCABSA	PREMIUMS RELATED TO SHARE CAPITAL Kreos A & B BSA	PREMIUMS RELATED TO SHARE CAPITAL Kreos & Claret financing	PREMIUMS RELATED TO SHARE CAPITAL Other equity agreement	TRANSLATION RESERVE	RETAINED EARNINGS	RETAINED EARNINGS Kreos OCABSA	NET LOSS FOR THE YEAR
Number of shares issued at beginning of period (in shares) at Dec. 31, 2022	22,313,185
Reconciliation of number of shares outstanding [abstract]
Capital increase from issuance of ordinary shares (in shares)	40,325,500
Exercises of share warrants (in shares)				99,583		190,550
Number of shares issued at end of period (in shares) at Dec. 31, 2023	62,928,818
Equity at beginning of period at Dec. 31, 2022	€ 7,189						€ 223					€ 150,476						€ 0	€ (82,770)		€ (60,740)
Changes in equity [abstract]
Net loss for the period	(147,740)																				(147,740)
Other comprehensive income (loss)	225																	112	112
Total comprehensive income (loss) for the period	(147,516)																	112	112		(147,740)
Appropriation of prior period net loss	0																		(60,740)		60,740
Capital increase from issuance of ordinary shares	353,377						403					352,974
Transaction costs related to capital increase	(28,111)											(28,111)
Issue of convertible notes	1,030											1,030
Exercises of shares warrants				€ 1,850		€ 2				€ 1	€ 2				€ 1,849
Shares based compensation expense	8,179																		8,179
Transactions on treasury shares	10																		10
Equity at end of period at Dec. 31, 2023	€ 196,010						629					478,218						112	(135,210)		(147,740)
Reconciliation of number of shares outstanding [abstract]
Exercises of share warrants (in shares)	4,000					4,000
Issue of free shares (in shares)	415,019
Number of shares issued at end of period (in shares) at Dec. 31, 2024	63,347,837
Changes in equity [abstract]
Net loss for the period	€ (176,242)																				(176,242)
Other comprehensive income (loss)	(219)																	(187)	(31)
Total comprehensive income (loss) for the period	(176,461)																	(187)	(31)		(176,242)
Appropriation of prior period net loss	0																		(147,740)		147,740
Transaction costs related to capital increase	446											446
Issue of share warrants	200											200
Exercises of shares warrants	45											45
Issue of free shares	1						4					(4)
Shares based compensation expense	20,224																		20,224
Transactions on treasury shares	120																		120
Equity at end of period at Dec. 31, 2024	€ 40,584						633					478,905						(75)	(262,638)		(176,242)
Reconciliation of number of shares outstanding [abstract]
Capital increase from issuance of ordinary shares (in shares)	11,679,400
Exercises of share warrants (in shares)					525,913	257,087
Conversion of convertible instruments (in shares)		920,377	1,178,084
Issue of free shares (in shares)	627,714
Number of shares issued at end of period (in shares) at Dec. 31, 2025	78,536,412
Changes in equity [abstract]
Net loss for the period	€ (336,102)																				(336,102)
Other comprehensive income (loss)	2,477																	2,384	93
Total comprehensive income (loss) for the period	(333,625)																	2,384	93		(336,102)
Appropriation of prior period net loss	0																		(176,242)		176,242
Capital increase from issuance of ordinary shares	637,462						117					637,345
Transaction costs related to capital increase	(40,306)											(40,306)
Issue of share warrants	300											300
Exercises of shares warrants					€ 33,768	€ 3,346	5				€ 3					€ 33,763	€ 3,343
Conversion of Kreos Claret OCABSA and Heights notes		€ 53,921	€ 24,359					€ 9	€ 12				€ 53,912	€ 23,338						€ 1,009
Issue of free shares	0						6					(6)
Shares based compensation expense	35,397																		35,397
Equity at end of period at Dec. 31, 2025	€ 455,205						€ 785					€ 1,190,593						€ 2,309	€ (402,380)		€ (336,102)